Segment Information (Details) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 JPY (¥) segment	Jun. 30, 2020 JPY (¥)	Dec. 31, 2020 JPY (¥) segment	Dec. 31, 2019 JPY (¥)
Segment Reporting Information
Number of operating segments | segment	2		2
Revenues	¥ 2,127,479	¥ 1,356,277	¥ 3,341,617	¥ 3,908,264
Operating income (loss)	(482,188)	(434,307)	(746,088)	34,350
Depreciation and amortization	39,631	33,105	62,290	46,174
Total assets	5,200,016		5,713,466	4,757,465
Relaxation Salon Segment
Segment Reporting Information
Revenues	2,110,561	1,344,503	3,315,947
Operating income (loss)	93,852	(166,200)
Depreciation and amortization	25,345	14,453
Digital Preventative Healthcare
Segment Reporting Information
Revenues	16,918	11,774	25,670
Operating income (loss)	(65,004)	(21,016)
Depreciation and amortization	4,201	3,771
Operating segments
Segment Reporting Information
Revenues	2,127,479		3,341,617
Operating segments | Relaxation Salon Segment
Segment Reporting Information
Revenues			3,315,947	3,864,656
Operating income (loss)			(140,866)	279,439
Depreciation and amortization			32,261	34,025
Total assets			3,096,094	3,346,739
Operating segments | Digital Preventative Healthcare
Segment Reporting Information
Revenues			25,670	43,608
Operating income (loss)			(66,100)	(43,056)
Depreciation and amortization			8,007	4,764
Total assets			34,247	29,565
Corporate and eliminations
Segment Reporting Information
Operating income (loss)	(511,036)	(247,091)	(539,122)	(202,033)
Depreciation and amortization	10,085	14,881	22,022	7,385
Total assets			2,583,125	1,381,161
Directly-operated salons
Segment Reporting Information
Revenues	1,421,413	751,267	2,026,806	2,031,155
Directly-operated salons | Relaxation Salon Segment
Segment Reporting Information
Revenues	1,421,413		2,026,806
Directly-operated salons | Operating segments
Segment Reporting Information
Revenues	1,421,413		2,026,806
Franchise fees
Segment Reporting Information
Revenues	689,148	593,236	1,289,141	1,833,501
Franchise fees | Relaxation Salon Segment
Segment Reporting Information
Revenues	125,513		175,445
Franchise fees | Operating segments
Segment Reporting Information
Revenues	125,513		175,445
Royalty income | Relaxation Salon Segment
Segment Reporting Information
Revenues	99,534		179,745
Royalty income | Operating segments
Segment Reporting Information
Revenues	99,534		179,745
Staffing service revenue | Relaxation Salon Segment
Segment Reporting Information
Revenues	126,734		254,282
Staffing service revenue | Operating segments
Segment Reporting Information
Revenues	126,734		254,282
Sublease revenue | Relaxation Salon Segment
Segment Reporting Information
Revenues	225,044		492,371
Sublease revenue | Operating segments
Segment Reporting Information
Revenues	225,044		492,371
Other franchise revenues | Relaxation Salon Segment
Segment Reporting Information
Revenues	112,323		187,298
Other franchise revenues | Operating segments
Segment Reporting Information
Revenues	112,323		187,298
Other
Segment Reporting Information
Revenues	16,918	¥ 11,774	25,670	¥ 43,608
Other | Digital Preventative Healthcare
Segment Reporting Information
Revenues	16,918		25,670
Other | Operating segments
Segment Reporting Information
Revenues	¥ 16,918		¥ 25,670